Contracts with Customers - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Increase in deferred mobilization and contract preparation costs	$ 26.5	$ 33.9
Additional deferred contract preparation and mobilization costs	71.1	70.6
Capitalized contract cost, amortization	$ 44.6	$ 36.7